PROPERTY, PLANT AND EQUIPMENT (Details) container in Millions, $ in Millions		6 Months Ended	12 Months Ended
	Jul. 01, 2025 USD ($) container ft	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 14,198	$ 12,572
Additions, net of disposals		389	1,353
Acquisitions through business combinations			90
Non-cash additions		(6)	68
Depreciation expense		(247)	(536)
Fair value adjustments			198
Assets reclassified as held for sale		(705)
Net foreign currency exchange differences		(111)	453
Ending balance		13,518	14,198
Number of container units | container	0.5
Length of container | ft	20
Property, plant and equipment	$ 1,100
Property, plant and equipment additions	$ 800
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		14,166	12,297
Additions, net of disposals		384	1,342
Acquisitions through business combinations			90
Non-cash additions		(2)	47
Depreciation expense		0	0
Fair value adjustments			0
Assets reclassified as held for sale		(988)
Net foreign currency exchange differences		(97)	390
Ending balance		13,463	14,166
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(2,096)	(1,515)
Additions, net of disposals		5	11
Acquisitions through business combinations			0
Non-cash additions		(4)	21
Depreciation expense		(247)	(536)
Fair value adjustments			0
Assets reclassified as held for sale		283
Net foreign currency exchange differences		20	(77)
Ending balance		(2,039)	(2,096)
Accumulated fair value adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		2,128	1,790
Additions, net of disposals		0	0
Acquisitions through business combinations			0
Non-cash additions		0	0
Depreciation expense		0	0
Fair value adjustments			198
Assets reclassified as held for sale		0
Net foreign currency exchange differences		(34)	140
Ending balance		$ 2,094	$ 2,128